Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2019	186,692,481	$5,158.3
At-the-market equity offering	1,433,400	136.0
Acquisition of Salares Norte	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	$133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1

Schedule of dividends paid

	2020	2019
Cash dividends	$154.9	$138.2
DRIP dividends	42.3	48.8
	$197.2	$187.0

Schedule of options to purchase common shares that have been granted

	2020			2019
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	836,427	C$	80.01	1,015,409	C$	69.13
Granted	61,594	C$	171.33	104,881	C$	129.32
Exercised	(150,482)	C$	67.13	(283,863)	C$	59.31
Forfeited	(1,577)	C$	112.84	—	C$	—
Stock options outstanding, end of the year	745,962	C$	90.08	836,427	C$	80.01

Exercisable stock options, end of the year	563,975	C$	76.14	596,402	C$	68.05

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2020	2019
Risk-free interest rate	0.39%	1.62%
Expected dividend yield	0.78%	1.02%
Expected price volatility of the Company’s common shares	28.8%	27.5%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	32,451	32,451	2.94
C$42.43	750	750	1.25
C$46.17	75,000	75,000	2.63
C$55.58	17,397	17,397	1.95
C$58.67	20,000	20,000	4.64
C$59.52	33,876	33,876	3.95
C$65.76	55,853	55,853	4.94
C$75.45	120,074	120,074	5.94
C$88.76	45,082	29,171	7.64
C$94.57	95,273	60,184	7.95
C$100.10	84,523	84,523	6.94
C$129.32	104,089	34,696	8.94
C$171.33	61,594	—	9.94
	745,962	563,975	6.40

Schedule of share purchase warrants

	2020	2019
Common shares outstanding	190,956,476	189,381,388
Stock options	745,962	836,427
Restricted Share Units	102,708	108,978
	191,805,146	190,326,793